LORD ABBETT MUNICIPAL INCOME FUND, INC.

Lord Abbett Sustainable Municipal Bond Fund

Supplement dated September 13, 2022 to the

Prospectus and Statement of Additional Information dated December 30, 2021,

as supplemented

 The following table replaces the table in the subsection under “Management – Portfolio Managers” on page 12 of the prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Gregory M. Shuman, Partner[1] and Portfolio Manager	2021
Christopher T. English, Portfolio Manager	2021
Daniel S. Solender, Partner and Director of Tax Free Fixed Income	2021

1 Effective October 1, 2022.

The following paragraph replaces the third paragraph under “Management and Organization of the Fund – Portfolio Managers” beginning on page 32 of the prospectus:

The Fund’s team is headed by Gregory M. Shuman, Partner1 and Portfolio Manager, who joined Lord Abbett in 2007. Assisting Mr. Shuman are Christopher T. English, and Daniel Solender. Mr. English, Portfolio Manager, joined Lord Abbett in 2010. Mr. Solender, Partner and Director of Tax Free Fixed Income, joined Lord Abbett in 2006. Messrs. Shuman, English, and Solender, are jointly and primarily responsible for the day-to-day management of the Fund.

1 Effective October 1, 2022.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Other Accounts Managed” on page 7-1 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Gregory M. Shuman[1]	N/A	N/A	N/A	N/A	N/A	N/A
Christopher T. English[1]	N/A	N/A	N/A	N/A	N/A	N/A
Daniel S. Solender[1]	N/A	N/A	N/A	N/A	N/A	N/A

1 The Fund is newly organized and has not yet commenced operations. The Fund’s portfolio manager’s other accounts managed data will be reported in a future filing.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Holdings of Portfolio Managers” on page 7-1 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
Gregory M. Shuman[1]	N/A
Christopher T. English[1]	N/A
Daniel S. Solender[1]	N/A

1 The Fund is newly organized and has not yet commenced operations. The Fund’s aggregate dollar range of securities beneficially owned by the Fund’s portfolio managers will be reported in a future filing.

Please retain this document for your future reference.